Cover	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	KIMBALL ELECTRONICS, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	001-36454
Entity Tax Identification Number	35-2047713
Entity Address, Address Line One	1205 Kimball Boulevard
Entity Address, City or Town	Jasper
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47546
City Area Code	812
Local Phone Number	634-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	KE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001606757
Amendment Flag	false